UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer	Central Index Key Number of securitizer

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

0001732638

Central Index Key Number of depositor

American Tower Trust I

(Exact name of issuing entity as specified in its charter)

0001732636	[Not applicable]
Central Index Key Number of issuing entity (if applicable)	Central Index Key Number of underwriter (if applicable)

Mneesha O. Nahata

617-375-7500

Name and telephone number, including area code, of the person to contact in connection with this filing

1.	American Tower Depositor Sub, LLC is filing this Form ABS-15G on behalf of American Tower Trust I as initial depositor in 2007 of the mortgage loan owned by American Tower Trust I.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

Exhibits

Exhibit Number	Description

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated March 16, 2018, of Deloitte & Touche LLP

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

American Tower Depositor Sub, LLC

Date:	March 16, 2018

By:	/s/ Mneesha O. Nahata
	Name:	Mneesha O. Nahata
	Title:	Vice President, Corporate Legal Finance and Risk Management and Assistant Secretary